Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies
Schedule of Remaining Annual Rental Payments Lease	Remaining annual lease payments to the lease expiration dates are as follows:
2021	$238,002
2022 and beyond	441,450

$679,452